Victory Floating Rate Fund
Victory Floating Rate Fund
Investment Objective
The Fund seeks to provide a high level of current income.
Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Victory Floating Rate Fund	Class A		Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.
[2]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Victory Floating Rate Fund		Class A	Class C	Class R	Class Y
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses		0.21%	0.24%	0.38%	0.23%
Total Annual Fund Operating Expenses		1.11%	1.89%	1.53%	0.88%
Fee Waiver/Expense Reimbursement	[1]	(0.11%)	(0.09%)	none	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.00%	1.80%	1.53%	0.78%
[1]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.00%, 1.80%, 1.56% and 0.78% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period
Expense Example - Victory Floating Rate Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	300	532	786	1,512
Class C	283	583	1,011	2,202
Class R	156	483	834	1,824
Class Y	80	268	475	1,073

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory Floating Rate Fund | Class C | USD ($)	183	583	1,011	2,202

Portfolio Turnover:

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in floating rate loans and other floating rate investments. Park Avenue Institutional Advisers LLC, the Fund's sub-adviser, ("Park Avenue") expects that most or all of the investments held by the Fund will typically be below investment grade.

Floating rate investments are debt obligations of companies or other entities that have interest rates that adjust or "float" periodically, normally on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. A floating rate loan is typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund will typically acquire loans directly in a transaction arranged through an agent or by assignment from another holder of the loan. The Fund will typically invest in senior secured corporate loans.

Park Avenue considers several factors in purchasing and selling investments for the Fund, such as fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer's management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer.

Floating rate investments include, without limitation, floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market funds. For this purpose, Fund considers floating rate investments to include investments whose interest rates do not by their terms reset prior to maturity but have maturities of six months or less. The Fund may invest up to 100% of its assets in obligations of foreign issuers, including sovereign and private issuers. The Fund may enter into foreign currency exchange transactions in order to hedge against adverse changes in the values of currencies in which those obligations are denominated.

Floating rate loans in which the Fund invests are expected to be "senior" loans, although the Fund may invest in other types of loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. For example, the Fund may be delayed or prevented from realizing on its collateral. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Other debt obligations in which the Fund may invest include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Park Avenue may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.

An investment will be considered to be below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. and BB+ by Standard & Poor's Ratings Group, or lower or, if unrated, is considered by Park Avenue to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. Senior loans typically are of below investment grade quality and (if rated) have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as "junk").

Credit ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. Although Park Avenue considers credit ratings in making investment decisions, it performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. The Fund depends more on Park Avenue's ability to buy lower-rated debt than it does on its ability to buy investment-grade debt. The Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer's obligations. This could increase the Fund's operating expenses and decrease its net asset value.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund's sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Credit Derivatives Risk. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

■  Debt Securities Risk. The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general.

■  Derivatives Risk. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  High-Yield/Junk Bond Risk. Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by Park Avenue may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

■  Loan Risk. Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. In certain circumstances, bank loans may not be deemed to be securities. As a result, the Fund may not have the same protections as securities under the provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

■  Management Risk. Park Avenue may not execute the Fund's principal investment strategy effectively.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Floating Rate Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by Park Avenue Institutional Advisers LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)
Annual Total Return for Class A Shares

Best Quarter First Quarter 2012 4.22%
Worst Quarter Third Quarter 2011 -4.49%

Average Annual Total Returns (Periods ended December 31, 2016)
Average Annual Returns - Victory Floating Rate Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Class A	10.05%	4.07%	4.24%	Dec. 31, 2009
Class C	10.57%	3.66%	3.83%	Dec. 31, 2009
Class R	11.88%	3.98%	4.09%	Dec. 31, 2009
Class Y	12.71%	4.72%	4.72%	Dec. 31, 2009
After Taxes on Distributions | Class A	7.72%	2.07%	2.25%
After Taxes on Distributions and Sale of Fund Shares | Class A	5.62%	2.23%	2.42%
S&P/LSTA U.S. Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	10.16%	5.11%	5.29%	Dec. 31, 2009
[1]	Inception date of Class A, Class C, Class R and Class Y shares is December 31, 2009.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.